Notes Payable	12 Months Ended
Dec. 31, 2013
Notes Payable
5.	Notes Payable

On December 31, 2013 the Company entered into an amended and restated loan and security agreement (the “New Loan Agreement”) with a financial institution. The New Loan Agreement replaces the prior loan and security agreement which was first entered into in June 2012 and amended in February 2013. The maximum borrowing amount under the New Loan Agreement was increased from $1,500,000 to $10,000,000. All principal and interest due on the prior Loan Agreement was paid in full and the Company was advanced the net proceeds on December 31, 2013. Payments of principal and interest are due on the New Loan Agreement on a fully amortized basis of 36 months in equal monthly installments, commencing after a twelve-month period of interest only payments, such that all amounts owed under the New Loan Agreement will mature on December 1, 2017. Upon such maturity date, the Company will also owe to the lender a final payment of $1,050,000, equal to 10.50% of the full principal amount under the New Loan Agreement. The final payment of $1,050,000 is presented as a debt discount on the related debt to be amortized to interest expense. Interest on the $10,000,000 note was fixed on the date of funding at 6.92%. The loan is collateralized by substantially all of the assets of the Company, other than its intellectual property.

During 2012 Ignyta Operating entered a Loan Agreement (“the Loan Agreement”) with a financial institution with a maximum borrowing amount of $500,000. This Loan Agreement was amended on February 27, 2013 increasing the available maximum borrowing amount to $1,500,000, subject to certain milestones as defined in the Loan Agreement.

Ignyta Operating was advanced $500,000 on June 28, 2012 under the Loan Agreement. The payments of principal and interest were due on the advance on a fully amortized basis of 36 months in equal monthly installments, commencing after a fifteen-month period of interest only payments. Interest on the $500,000 advanced in June 2012 was fixed on the date of funding at 4.77%.

Ignyta Operating was advanced an additional $500,000 on February 27, 2013 in connection with entering into an amendment to the Loan Agreement with the lender on that date. The payments of principal and interest were due on the advance on a fully amortized basis of 30 months in equal monthly installments, commencing after a six-month period of interest only payments. Interest on the $500,000 advanced in February 2013 was fixed on the date of funding at 4.0%.

In July 2013 Ignyta Operating was advanced the final $500,000 under the Loan Agreement, as amended. The payments of principal and interest were due on the advance on a fully amortized basis of 24 months in equal monthly installments, commencing after a two-month period of interest only payments. Interest on the $500,000 advanced in July 2013 was fixed on the date of funding at 4.04%.

All three advances were repaid in 2013.

As additional consideration for the cost and risk associated with the Loan Agreement, Ignyta Operating issued to the lender a warrant to purchase up to 8,334 shares of Series B Preferred Stock in June 2012, and an additional warrant to purchase up to a number of shares of Series B Preferred Stock equal to 5% of the amount loaned under the Loan Agreement on February 27, 2013 and thereafter, subject to adjustment as set forth in the warrant, including without limitation for stock combinations and splits. As a result, following the advance in July 2013, the warrant became exercisable for 16,667 shares of Ignyta Operating’s Series B Preferred Stock. The warrants issued in 2013 and 2012 were recorded at fair values of $28,300 and $24,500, respectively, and were presented as a debt discount on the related debt to be amortized to interest expense over the term of the Loan Agreement (See Note 8). Both warrants were assumed by Ignyta, Inc. in connection with the Merger (see Note 2). No new warrants were issued in conjunction with the New Loan Agreement, and as a result of the payoff of the original loan, the debt discount was written off on December 31, 2013.

Interest expense due to amortization of the debt discount for periods ended December 31, 2013 and 2012 and for the period from inception (August 29, 2011) through December 31, 2013 was $48,470, $4,330 and $52,800, respectively.

Future minimum principal payments on notes payable are as follows:

Year ending December 31,
2014	$—
2015	3,103,479
2016	3,327,074
2017	3,569,447

Total	$10,000,000